Fair Value Measurements (Nonrecurring Basis) (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Fair Value Measurements [Line Items]
Impairment loss	$ 5,625	$ 2,639	$ 2,600
Washington Gas Light Company
Fair Value Measurements [Line Items]
Impairment loss	0	2,639	2,600
Washington Gas Light Company | Springfield Operations Center
Fair Value Measurements [Line Items]
Carrying Amount Of Long Lived Assets Held For Use		22,300	24,900
Fair Value Of Long Lived Assets Held For Use		21,500	22,300
Impairment loss	500	800	2,600
Washington Gas Light Company | Springfield Operations Center | Level 3 [Member]
Fair Value Measurements [Line Items]
Impairment loss			2,600
Washington Gas Light Company | Abandoned LNG Facility
Fair Value Measurements [Line Items]
Impairment loss		$ 1,900	$ 500
Washington Gas Resources
Fair Value Measurements [Line Items]
Impairment loss, cost-method investment	$ 5,600